March 9, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:  Division of Investment Management

       Re:  Merrill Lynch Global Utility Fund, Inc.
	    Post-Effective Amendment No. 12 to
	    the Registration Statement on Form
	    N-1A(Securities Act File No. 33-37103
	    Investment Company Act File
	    No. 811-6180)

Ladies and Gentlemen:

   Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch
Global Utility Fund, Inc.(the "Fund") hereby certifies that:

   (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497 (c) under the 1933
       Act would not have differed from that contained in Post-Effective Amendment No.12 to the Fund's
       Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration
       Statement on Form N-1A; and

   (2) the text of Post-Effective Amendment No.12 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
       Commission on March 4, 1998.

	    Very truly yours,

	    Merrill Lynch Global Utility Fund, Inc.


		By:   /s/ Walter Roders
		      _________________________
		      Walter Rogers
		      Vice President